COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum lease payments for non-cancellable operating leases	Future minimum lease payments for non-cancellable operating leases as of December 31, 2013 are as follows:
US$
2014	20
2015	22
Thereafter	—
Total	42

Schedule of future minimum compensation costs to the land owners	Future minimum compensation costs to the land owners for the five years succeeding December 31, 2013 are as follows:
US$
2014	85
2015	194
2016	194
2017	193
2018	202
Thereafter	5,286
Total	6,154